Notes to the consolidated statements of income - Impacts of COVID-19 (Details) € in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of grants
Government grants	€ 275,355		€ 20,416
United States
Disclosure of grants
Remaining amount of government grants received	9,363			$ 9,127	€ 54,897	$ 62,176
U.S. Department of Health and Human Services
Disclosure of grants
Amount of funds received	220,344	$ 234,411
CMS Accelerated and Advance Payment program
Disclosure of grants
Contract liabilities	€ 16,336			$ 15,925	€ 390,754	$ 442,568